NOTES RECEIVABLE (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	May 12, 2022	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price (as a percent)	80.00%
Ratio of EBITDA	6
Number of days VWAP of Equity shares	25 days
Unsecured promissory note (as a percent)	20.00%
Term of anniversary	4 years
Notes receivable annual interest rate	15.00%
Term of Accrued interest payment	180 days
Notes receivable | $	$ 1,255,843		$ 0
Subordinated promissory note
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note bearing interest	8.00%
Natural Healing Center, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes receivable reclassified | $	$ 5,461,255
Number of acquisitions related to retail dispensaries closed | item	3
CALIFORNIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of dispensaries to be acquired | item	1
Executed Definitive Agreements | Natural Healing Center, LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity interests acquired		100.00%